Segment, Geographic and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Segment, Geographic and Revenue Information [Abstract]
Schedule of segment reporting information [text block]
The Company’s operating segment information for the years ended December 31, 2017, 2016 and 2015 was as follows:

	For the year ended December 31, 2017
	Display	Solar	Total segments
	(in thousands)
Net revenue from external customers	$322,335,330	18,692,937	341,028,267
Depreciation and amortization	$34,816,463	1,613,373	36,429,836
Inventory write-down	$3,423,097	333,629	3,756,726
Segment profit (loss)(i)	$39,971,375	(832,251)	39,139,124
Other income			3,829,897
Other gains and losses			(976,560)
Finance costs			(2,867,861)
Share of profit of equity-accounted investees			239,006
Consolidated profit before income tax			$39,363,606

	For the year ended December 31, 2016
	Display	Solar	Total segments
	(in thousands)
Net revenue from external customers	$304,826,682	24,262,354	329,089,036
Depreciation and amortization	$37,860,430	1,832,810	39,693,240
Inventory write-down	$3,288,067	385,146	3,673,213
Segment profit (loss)(i)	$12,703,548	(365,092)	12,338,456
Other income			2,380,228
Other gains and losses			(925,673)
Finance costs			(2,707,887)
Share of profit of equity-accounted investees			100,778
Consolidated profit before income tax			$11,185,902

	For the year ended December 31, 2015
	Display	Solar	Total segments
	(in thousands)
Net revenue from external customers	$333,392,294	26,954,200	360,346,494
Depreciation and amortization	$44,790,075	2,955,774	47,745,849
Inventory write-down	$5,607,166	54,100	5,661,266
Segment profit (loss)(i)	$19,225,952	(1,704,804)	17,521,148
Other income			2,197,593
Other gains and losses			(9,978,320)
Finance costs			(2,591,023)
Share of profit of equity-accounted investees			449,452
Consolidated profit before income tax			$7,598,850

(i)	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2017, 2016 and 2015.

Schedule of revenue and non current assets by geographical areas [text block]
(1)	Net revenue from external customers

	For the years ended December 31,
	2017	2016	2015
Region	(in thousands)
PRC	$125,341,648	115,110,137	123,476,526
Taiwan	108,288,387	104,059,325	119,626,443
Japan	32,739,262	33,346,041	37,903,886
Singapore	35,939,290	31,776,305	30,210,618
Others	38,719,680	44,797,228	49,129,021
	$341,028,267	329,089,036	360,346,494

(2)	Consolidated noncurrent assets(ii)

	December 31,
	2017	2016
Region	(in thousands)
Taiwan	$154,097,271	148,829,366
PRC	67,846,109	68,356,214
Others	11,037,333	15,383,473
	$232,980,713	232,569,053

(ii)	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.

Schedule of revenue by major customers [text block]
For the years ended December 31, 2017, 2016 and 2015, sales to individual customers representing greater than 10% of consolidated net revenue were as follows:

	For the years ended December 31,
	2017	%	2016	%	2015	%
	(in thousands)
Customer A	$43,645,518	13	37,306,348	11	42,173,089	12

Schedule of revenue by products and services [text block]
The consolidated net revenue by principal products was as follows:

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Products for Televisions	$152,442,198	140,519,923	159,534,820
Products for Mobile PCs	56,209,501	52,721,494	52,488,064
Products for Mobile Devices	14,858,803	14,170,637	23,622,445
Products for Monitors	45,696,144	44,668,054	48,234,547
Products for Commercial and Others(iii)	53,128,684	52,746,574	49,512,418
Solar Products	18,692,937	24,262,354	26,954,200
Total	$341,028,267	329,089,036	360,346,494

(iii)	Others include sales from products for other applications and sales of raw materials, components and from service charges.